Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000012145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	19.90%	11.92%	7.17%
C000032457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	18.27%	14.76%	13.33%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	16.69%	14.02%
MSCI All Country World Index ex USA Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	11.18%	7.67%
MSCI US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index
Average Annual Return, Percent	20.93%	16.89%	14.17%